Common Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Shareholder Rights [Line Items]
Authorization of stock repurchase program	Jan. 08, 2008
Shares repurchased	800,000	595,106	0
Shares repurchased, value	$ 35,098	$ 27,588
Repurchase of common stock price per shares	$ 43.88	$ 46.36
Minimum
Shareholder Rights [Line Items]
Shares authorized to be repurchased, per year	1,000,000	1,000,000
Maximum
Shareholder Rights [Line Items]
Shares authorized to be repurchased, per year	2,000,000	2,000,000